Note 7. Subsequent Events.	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Notes
7. Subsequent Events

7. Subsequent Events

On April 21, 2015, we cancelled 500,000 shares previously issued for consulting services.

There were no additional subsequent events following the period ended March 31, 2015 and throughout the date of the filing of Form 10-Q.

Note 7. Subsequent Events. There were no subsequent events following the period ended December 31, 2014 and throughout the date of the filing of this Form 10-K.